Segment Information (Reportable Segments) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	CAD 4,277	CAD 2,789
Allowance for Funds Used During Construction, Investing Activities	35	6
Regulated Fuel Adjustment	61	42
Depreciation, Depletion and Amortization	588	340
Interest Expense	600	222
Investment Income, Interest	2	6
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	100	108
Income tax expense (recovery)	(22)	93
Net Income (Loss) Attributable to Parent	255	427
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	487	487
Assets, Total	29,221	12,039
Goodwill	6,213	264	CAD 222
Investments subject to significant influence	947	1,145
All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	4,276	2,787
Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1	2
Intersegment Eliminations [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(36)	(44)
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	0	0
Interest Expense	0	0
Investment Income, Interest	0	0
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	0	0
Net Income (Loss) Attributable to Parent	0	0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	0	0
Assets, Total	(113)	(225)
Goodwill	0	0
Investments subject to significant influence	0	0
Intersegment Eliminations [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(2)	(2)
Intersegment Eliminations [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(34)	(42)
Emera Florida And New Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,839	0
Allowance for Funds Used During Construction, Investing Activities	28	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	243	0
Interest Expense	125	0
Investment Income, Interest	0	0
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	100	0
Net Income (Loss) Attributable to Parent	172	0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	0	0
Assets, Total	18,016	0
Goodwill	5,957	0
Investments subject to significant influence	0	0
Emera Florida And New Mexico Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,839	0
Emera Florida And New Mexico Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Nova Scotia Power Inc Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,356	1,417
Allowance for Funds Used During Construction, Investing Activities	6	4
Regulated Fuel Adjustment	61	42
Depreciation, Depletion and Amortization	197	206
Interest Expense	127	129
Investment Income, Interest	0	5
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	12	23
Net Income (Loss) Attributable to Parent	130	130
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	271	271
Assets, Total	4,776	4,721
Goodwill	0	0
Investments subject to significant influence	0	0
Nova Scotia Power Inc Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,356	1,417
Nova Scotia Power Inc Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Emera Maine Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	297	284
Allowance for Funds Used During Construction, Investing Activities	1	2
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	51	47
Interest Expense	19	19
Investment Income, Interest	0	0
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	23	27
Net Income (Loss) Attributable to Parent	47	45
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	65	65
Assets, Total	1,543	1,558
Goodwill	154	158
Investments subject to significant influence	13	12
Emera Maine Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	297	284
Emera Maine Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Emera Caribbean Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	419	450
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	48	44
Interest Expense	15	14
Investment Income, Interest	0	0
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	3	3
Income tax expense (recovery)	14	3
Net Income (Loss) Attributable to Parent	100	41
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	44	44
Assets, Total	1,331	1,403
Goodwill	102	106
Investments subject to significant influence	39	39
Emera Caribbean Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	419	442
Emera Caribbean Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	8
Emera Energy Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	309	590
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	45	41
Interest Expense	2	1
Investment Income, Interest	1	1
Internally Allocated Interest	(24)	(18)
Income (Loss) from Equity Method Investments	11	21
Income tax expense (recovery)	(53)	50
Net Income (Loss) Attributable to Parent	(110)	99
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	98	98
Assets, Total	1,702	1,919
Goodwill	0	0
Investments subject to significant influence	0	0
Emera Energy Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	298	578
Emera Energy Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	11	12
Corporate and Other [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	93	92
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	4	2
Interest Expense	312	59
Investment Income, Interest	1	0
Internally Allocated Interest	24	18
Income (Loss) from Equity Method Investments	86	84
Income tax expense (recovery)	(118)	(10)
Net Income (Loss) Attributable to Parent	(112)	82
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	9	9
Assets, Total	1,966	2,663
Goodwill	0	0
Investments subject to significant influence	895	1,094
Amortization Related to Unregulated Long Term Debt	13
Corporate and Other [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	69	68
Corporate and Other [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	CAD 24	CAD 24